As filed with the Securities and Exchange Commission on November 9, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2016

Date of reporting period:  August 31, 2015

Item 1. Reports to Stockholders.

Classic Value Investing

Pzena Funds
Semi-Annual Report
AUGUST 31, 2015

PZENA MID CAP FOCUSED VALUE FUND
Investor Class PZVMX
Institutional Class PZIMX

PZENA EMERGING MARKETS FOCUSED VALUE FUND
Investor Class PZVEX
Institutional Class PZIEX

PZENA LONG/SHORT VALUE FUND
Investor Class PZVLX
Institutional Class PZILX

1-844-PZN-1996 (1-844-796-1996) • www.pzenafunds.com

Table of Contents

Letter to Shareholders	1

Pzena Funds Commentary
Pzena Mid Cap Focused Value Fund	2
Pzena Emerging Markets Focused Value Fund	4
Pzena Long/Short Value Fund	6

Pzena Mid Cap Focused Value Fund
Portfolio Allocation	8
Schedule of Investments	9

Pzena Emerging Markets Focused Value Fund
Portfolio Allocation	10
Schedule of Investments	11
Portfolio Diversification	13

Pzena Long/Short Value Fund
Portfolio Allocation	14
Schedule of Investments	15
Schedule of Securities Sold Short	17

Statements of Assets and Liabilities	19

Statements of Operations	20

Statements of Changes in Net Assets
Pzena Mid Cap Focused Value Fund	21
Pzena Emerging Markets Focused Value Fund	22
Pzena Long/Short Value Fund	23

Statement of Cash Flows – Pzena Long/Short Value Fund	24

Financial Highlights
Pzena Mid Cap Focused Value Fund	25
Pzena Emerging Markets Focused Value Fund	27
Pzena Long/Short Value Fund	29

Notes to Financial Statements	31

Expense Example	39

Notice to Shareholders	41

Dear Shareholder,

The markets have experienced significant volatility recently, fueled by the slowdown in emerging markets, the bursting of the China A shares bubble, and uncertainty over the timing of U.S. Federal Reserve Board interest rate increases.  With real and pressing issues in the world economy, we have provided below a perspective of the global equity landscape through the lens of the value investor.  In addition, in the pages that follow this letter, we have provided commentary that summarizes the performance of our Pzena Mid Cap Focused Value Fund, Pzena Emerging Markets Focused Value Fund, and Pzena Long/Short Value Fund (the “Funds”) over the past six month fiscal period from March 1, 2015 through August 31, 2015.

Controversies and Opportunities
Our discipline, as always, is to sift through companies that we have initially identified as cheap, applying our bottom-up research to hand-select the most compelling value opportunities available – stocks that we believe can lead to differentiated performance for our clients. Value opportunities tend to aggregate where current earnings are depressed and there is uncertainty over the timing or ability of those earnings to normalize; other opportunities manifest when the validity of the business model is called into question.  We are seeing these conditions across a number of industries:

•
Financials – low interest rates, depressed trading volumes, and elevated expenses due to increased regulatory burdens have resulted in valuations hovering around book value. But we see multiple paths to earnings normalization and valuation re-rating.  Many developed market financials fall into this category, particularly the major global banks and insurance companies, as do a number of emerging market financials in countries like Korea where loan growth has been muted and the headwinds of low interest rates have depressed earnings.

•
Energy – integrated oil companies traded at substantial discounts to their histories for a number of years as investors became skeptical over the eventual payoff of massive capital expenditure programs.  As oil prices plunged, the price of integrated oil companies fell further, though not as steeply as exploration and production (“E&P”) and oilfield services companies.  Our research universes around the world are filled with energy names and we are evaluating all the opportunities, paying particular attention to balance sheet strength and an ability to improve earnings and cash flow even in a scenario of protracted low oil prices.

•
Technology – it is hard to find a sector that displays a wider disparity in valuations than technology.  Investors chasing growth in an anemic global economy have bid up “new” tech valuations to dizzying levels, whereas incumbent, or “old” tech, is bargain-priced as investors question whether disruptive technologies such as the cloud will lead to terminal decline.  Our research has focused on the sustainability of these old-tech franchises, and found opportunities across the value chain – in components, assembly, design, distribution and services, and software.

Other areas that we find compelling include autos, advertising, and, to a growing extent, industrial companies that have been negatively impacted by sluggish developed economies and the slowdown in emerging markets.

Putting It Together
Putting it all together, there are a few observations that fall out of our global research effort.  From an industry standpoint, developed world financials offer some of the best upside opportunity today, with multiple paths to earnings normalization; integrated energy is a meaningful exposure, with developing opportunities in E&P and services (caution around leverage); “old” tech companies within the technology value chain offer solid opportunities; and autos and advertising also provide interesting opportunities.

Thank you for your investment in our Funds.

Best regards,

Pzena Investment Management

Cash flow is the net amount of cash and cash-equivalents moving into and out of a business.

Opinions expressed are subject to change, are not guaranteed, and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributor.

Pzena Mid Cap Focused Value Fund
Commentary
August 2015

Total Return Period Ended August 31, 2015

	Three	Six	One	Since Inception
	Months(1)	Months(1)	Year	(3/31/2014)
Pzena Mid Cap Focused Value Fund – Investor Class (PZVMX)	-7.44%	-6.47%	-3.11%	0.95%
Pzena Mid Cap Focused Value Fund – Institutional Class (PZIMX)	-7.43%	-6.46%	-2.86%	1.20%
Russell Midcap® Value Index	-7.30%	-6.90%	-2.54%	2.93%

(1)   Not annualized

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 844.PZN.1996 (844.796.1996). Short-term performance is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns. The Fund imposes a 1.00% redemption fee on shares held 30 days or less. Performance does not reflect the redemption fee and, if it had, returns would have been lower.

PZVMX Expense Ratio: Gross 11.32%
PZIMX Expense Ratio: Gross 10.94%

For the six months ending August 31, 2015, the Fund declined -6.47% (Investor Share) and -6.46% (Institutional Shares), while the Russell Midcap® Value Index returned -6.90%.  Stock selection within financials, materials & processing and producer durables drove relative performance; investments within consumer discretionary, technology and a relative underweighting to healthcare detracted.

The portfolio’s largest individual contributor was Cigna Corporation (“Cigna”), which received a takeover offer from Anthem, Inc. during the period.  The deal offers a significant premium for Cigna and we believe is a great outcome for the holding; we exited the position.  Other insurance holdings also stood out during the period.  Assurant, Inc. was up over 20% as the market responded positively to its recent divestitures and the company’s streamlined business strategy. Axis Capital Holdings Limited’s (“Axis”) stock performed positively due to on-again, off-again merger discussions with PartnerRe Limited and rumors that Axis could be a potential takeover target. While the merger agreement was ultimately terminated, Axis received a significant termination fee.  Torchmark Corporation and The Progressive Corporation rounded out the strong insurance performers.

The largest detractors in the period were Murphy Oil Corporation (“Murphy Oil”), News Corporation (“News Corp”) and ON Semiconductor Corporation (“ON Semiconductor”).  Murphy Oil’s share price continued to deteriorate as oil prices drifted lower. We continue to believe that Murphy Oil has a solid mix of assets and a balance sheet that can withstand a prolonged low oil price environment; we added to the position as the shares weakened.  News Corp shares struggled against a difficult media environment and foreign currency headwinds.  Finally, ON Semiconductor, a discrete semiconductor manufacturer, sold off on weak end-market demand and disappointing revenue guidance.  We continue to hold our positions in News Corp and ON Semiconductor.

We added six new names to the portfolio over the past six months.  One, Edison International (“Edison”), is a regulated utility serving southern California. As an enabler of California’s goals to reduce emissions, Edison should benefit from strong growth and a supportive regulatory climate.  Dover Corporation (“Dover”), a diversified industrial company with leading positions in energy, fluids, refrigeration/food equipment, printing & ID and other industrial sectors, was also added. Over the years, Dover has amassed an enviable collection of leading products and services as evidenced by the company’s 30%+ return on capital. The shares have traded down due to concern around Dover’s exposure to the energy sector. While we expect some near term headwinds as energy capital expenditures comes under pressure, Dover’s energy portfolio should continue to perform well as almost half of sales are for replacement purposes and the business overall had a very strong competitive position.

We also added energy exploration and production company Apache Corporation (“Apache”). Apache recently sold off its international assets and as a result has a strong balance sheet and is well positioned to manage through the challenging energy environment. Apache replaced our position in the energy services company Baker Hughes Inc., which outperformed the sector due to the pending merger with Halliburton Company.

In technology we established a position in Genpact Limited, a leading business process outsourcing (“BPO”) company that is continuing to benefit from increasing BPO penetration. We also swapped our position in the #2 tech distributor Tech Data Corporation into the #1 player, Ingram Micro Inc. due to valuation.

Pzena Mid Cap Focused Value Fund
Commentary (Continued)
August 2015

Finally, we added U.S.-based global investment firm Franklin Resources Incorporated (“Franklin”) to the portfolio. Franklin is a strong player that boasts a market capitalization comprising 25% cash, yet has weakened slightly due to outflows, which we believe are a temporary issue.

We sold Cigna, Masco Corporation and TRW Automotive Inc. as all three reached our estimate of fair valuation.

Overall the Fund continues to consist of companies that we see as high quality, with the largest exposure to insurance, advertising and technology where we believe valuations are attractive.

Past performance does not guarantee future results.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in mid-cap companies involve additional risks such as limited liquidity and greater volatility than larger companies.  Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund may have emphasis on a specific sector which could adversely affect a fund to a greater extent than if its emphasis was less. The Fund may invest in securities which are less liquid and more difficult to sell than more liquid securities. Investments in REITs are subject to the risks associated with the direct ownership of real estate.

The opinions expressed in this letter are those of the Fund manager, are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

Fund holdings, exposures and characteristics are as of the date shown and are subject to change at any time.  Please refer to the Schedule of Investments for more information.

The Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Mid Cap® companies with lower price-to-book ratios and lower forecasted growth rates.  The index cannot be invested in directly.

Return on capital is a measure of a company’s profitability and how efficiently it invests in its operations.

Market capitalization is the total dollar market value of all of a company’s outstanding shares. Market capitalization is calculated by multiplying a company’s shares outstanding by the current market price of one share.

Pzena Emerging Markets Focused Value Fund
Commentary
August 2015

Total Return Period Ended August 31, 2015

	Three	Six	One	Since Inception
	Months(1)	Months(1)	Year	(3/31/2014)
Pzena Emerging Markets Focused Value Fund – Investor Class (PZVEX)	-18.30%	-16.04%	-30.57%	-17.46%
Pzena Emerging Markets Focused Value Fund – Institutional Class (PZIEX)	-18.28%	-15.93%	-30.43%	-17.23%
MSCI Emerging Markets Index	-17.55%	-15.97%	-22.95%	-10.37%

(1)   Not annualized

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 844.PZN.1996 (844.796.1996). Short-term performance is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns. The Fund imposes a 1.00% redemption fee on shares held 60 days or less. Performance does not reflect the redemption fee and, if it had, returns would have been lower.

PZVEX Expense Ratio: Gross: 7.95%
PZIEX Expense Ratio: Gross: 4.48%

Over the past six months ending August 31, 2015, declining commodity prices, the Greek referendum, and the meltdown in the bloated Chinese A share market conspired against the emerging markets, leading to a 15.97% decline in the MSCI Emerging Markets Index.  The Fund was in line with the MSCI Emerging Markets Index, returning -15.93% (Institutional Class) and -16.04% (Investor Class). Widespread fear developed about the extent of the slowdown in the Chinese economy in the face of minimal economic growth elsewhere in the global economy, which was heightened by the bungled attempts of the Chinese government to support the stock market and to change its currency policy. In addition to troubles in China, weak commodity prices have pressured many emerging economies, such as Brazil. Indeed, falling commodity prices and a strengthening U.S. dollar along with expectations of a U.S. Federal Reserve Board rate hike, created a rout in emerging markets currencies.

Stock selection in financials, utilities, and information technology all contributed to performance, while positioning in materials, industrials, and consumer discretionary detracted. On a country basis, positions in Hungary, China, and the United Arab Emirates added the most value, while holdings in Korea, India and Brazil detracted from returns.

Within financials, overall stock selection and a lower exposure to the sector contributed to performance, as the Fund’s financial holdings solidly outperformed the index.  OTP Bank, plc was the Fund’s best performing stock within that sector, performing well amidst an improving domestic economy in Hungary. The Fund’s utilities holdings outperformed their index counterparts as well, led by China Power International Development Limited (“China Power”).  China Power was the portfolio’s top individual contributor, benefitting from falling coal prices with modest corresponding tariff reductions, and investors reacted positively to expectations of asset injections from its parent company, China Power Investment (CPI) Corporation. We continue to find China Power attractive but have been trimming the position. Another Chinese holding, China Dongxiang Group Company, Ltd., a leading international sportswear brand enterprise, also performed well, thanks to its continued balance sheet strength and a stabilization in its core business operations.

Within materials, the Fund’s worst performing sector, Brazilian flat steel producer, Usiminas, was the largest individual detractor. Usiminas fell on weak domestic steel demand and continued import competition. We expect that the large devaluation of the Brazilian currency year-to-date will help to soften the weakness of the operating environment by discouraging import competition in the months to come. Korean steel company, POSCO, also fell, as it has been plagued by an environment of weak demand. Within industrials, the largest detractor was Korean shipping company, Hyundai Heavy Industries Company, Ltd., which fell due to a general slowdown in global ship orders. Among other detractors, Brazilian telecom Telefonia Brasil  declined, falling to the growing recession in Brazil and a weak real, and Chinese auto maker Dongfeng Motor Group Company, Ltd.’s shares tumbled, as auto sales growth slowed in mainland China.

During the reporting period, we shifted our exposure in the coal space, moving from China Coal Energy Company, Ltd. into China Shenhua Energy Company, Ltd., taking advantage of the former’s greater stock price performance in order to own what we believe is a superior operator. Within utilities, we initiated a position in Sabesp, the Sao Paulo state water utility, which is struggling through not only a weak economic environment but also once-in-a-century drought conditions. We also increased our existing exposure to the Indian utilities, National Hydroelectric Power Corporation and NTPC Limited. In Indian financials, we sold Indian Bank for its more attractive peer, State Bank of India. In information technology, we initiated two new positions, one in Genpact Limited, a leading

Pzena Emerging Markets Focused Value Fund
Commentary (Continued)
August 2015

Indian business process outsourcing (“BPO”) company, and another in Cognizant Technology Solutions Corporation, a leader in the IT Service/Outsourcing space. We sold Advanced Semiconductor, Inc. and HCL Technologies Limited, as they reached fair value.

The portfolio’s largest exposures are in financials, information technology, consumer discretionary, and energy sectors.  We continue to be very selective when assessing new opportunities for the Fund, as we are sensitive to the inflated returns on equity many companies earned during the China boom years, despite more recent drops in profitability and valuation.

Past performance does not guarantee future results.  Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.  These risks are greater for investments in emerging markets. The Fund may have emphasis on a specific sector which could adversely affect a fund to a greater extent than if its emphasis was less. The Fund may invest in securities which are less liquid and more difficult to sell than more liquid securities. The Fund may invest in p-notes which are a type of equity linked derivative and involve counterparty risk and risk that the performance of the security may not exactly match the performance of the issuer. Investments in REITs are subject to the risks associated with the direct ownership of real estate.

Fund holdings, exposures and characteristics are as of the date shown and are subject to change at any time.  Please refer to the Schedule of Investments for more information.

The opinions expressed in this letter are those of the Fund manager, are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets, and provides equity returns including dividends net of withholding tax rates as calculated by MSCI.  The index cannot be invested in directly.

Pzena Long/Short Value Fund
Commentary
August 2015

Total Return Period Ended August 31, 2015

	Three	Six	One	Since Inception
	Months(1)	Months(1)	Year	(3/31/2014)
Pzena Long/Short Value Fund – Investor Class (PZVLX)	-4.27%	-3.76%	-7.61%	-3.83%
Pzena Long/Short Value Fund – Institutional Class (PZILX)	-4.26%	-3.74%	-7.49%	-3.61%
Russell 1000® Index	-6.00%	-5.29%	0.40%	5.65%
BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index	0.00%	0.01%	0.01%	0.02%
50% Russell 1000® Index/50% BofA Merrill Lynch
0-3 Month U.S. Treasury Bill Index	-2.99%	-2.62%	0.34%	2.92%

(1)   Not annualized

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 844.PZN.1996 (844.796.1996). Short-term performance is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns. The Fund imposes a 1.00% redemption fee on shares held 60 days or less. Performance does not reflect the redemption fee and, if it had, returns would have been lower.

PZVLX Expense Ratio: Gross: 14.15%
PZILX Expense Ratio: Gross: 13.32%

Volatility was in play these past six months ending August 31, 2015, resulting from fears of economic recession, in particular regarding China, and concerns about the U.S. Federal Reserve Board’s tightening cycle. In this environment, the Fund returned -3.74% (Institutional Shares) and -3.76% (Investors Shares) while the Russell 1000® Index returned -5.29% and the custom index (50% Russell 1000® Index /50% BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index) returned -2.62% for the six months ended August 31, 2015.

The Fund’s outperformance was largely driven by its short book, in particular, from solid stock selection within the materials, consumer discretionary and healthcare sectors. These gains were partially offset by short positions in the consumer staples and industrials sectors. The long book detracted, in aggregate, due to its exposure in consumer discretionary and information technology sectors but, was partially offset by the positions in the healthcare and industrials sectors and a lack of exposure to materials.

Among long positions, insurance companies did particularly well, and were our top four individual contributors; merger talks contributed toward driving the stock prices of two of these higher. Cigna Corporation (“Cigna”), for example, agreed to merge with Anthem, Inc., which combined with solid first and second quarter results featuring better than expected medical loss ratio (“MLR”) as well as above average revenue growth and margin, drove shares higher, making it the Fund’s largest winner.  PartnerRe Limited, a leading international reinsurer, was also a top contributor.  It agreed to combine with Italian holding company Exor S.p.A., ending months of negotiations and ending its separate merger talks with Axis Capital Holdings Limited. The third major contributor was Assurant, Inc., another leading insurance firm, whose successful execution of its plan to slim down its business strategy, which included the sale of its benefits business to Sun Life Financial, Inc., was well received by investors.

Offsetting these gains were the Fund’s long positions in ON Semiconductor Corporation (“ON Semiconductor”), Hewlett-Packard Company (“Hewlett-Packard”) and Senior Housing Properties Trust. ON Semiconductor, and Hewlett-Packard fell as investors were concerned with the effects on earnings of weak personal computer (“pc”) demand and a negative FX impact on earnings.  In addition, both ON Semiconductor and Hewlett-Packard provided weak revenue guidance for 2015 as semiconductor and pc sales have been soft this year. However, the companies’ low valuations relative to their normal earnings make them attractive holdings despite the recent weakness. Senior Housing Properties Trust, a healthcare real estate investment trust, which owns over 428 properties in 42 states, was down for the reporting period, as the company made a couple of acquisitions which increased its leverage. The recent operating performance has also been uneven and the acquisitions are expected to take some time to pay off.  However, the company is cheap on normalized earnings even after accounting for the higher leverage.

We continue to find better value in high beta and economically sensitive sectors. As a result, our largest relative exposures continue to be in financial service companies, technology and consumer discretionary names. Financials constitute the largest part of our portfolio, reflecting still-depressed valuations driven by the market’s persistent skepticism about the recovery thesis for these generally strong franchises. We find little value in consumer staples, utilities, biotechnology and pharmaceuticals companies, and real estate investment trusts (REITS), which make up a large portion of our short exposure.

Pzena Long/Short Value Fund
Commentary (Continued)
August 2015

Past performance does not guarantee future results.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested in these securities. The Fund may have emphasis on a specific sector which could adversely affect a fund to a greater extent than if its emphasis was less. The Fund may invest in securities which are less liquid and more difficult to sell than more liquid securities. Investments in REITs are subject to the risks associated with the direct ownership of real estate.

The opinions expressed in this letter are those of the Fund manager, are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

Fund holdings, exposures and characteristics are as of the date shown and are subject to change at any time.  Please refer to the Schedule of Investments for more information.

The Russell 1000® Index is an unmanaged index and is a subset of the Russell 3000® Index; it measures the performance of approximately 1000 of the largest securities based on a combination of their market cap and current index membership.  The index cannot be invested in directly.

The Bank of America Merrill Lynch 0- 3 month U.S. Treasury Bill Index measures the performance of short-term U.S. Government securities with a remaining term to final maturity of less than three months.  The index cannot be invested in directly.

The blended index represents a 50% weighting of the Russell 1000® Index, and a 50% weighting of the Bank of America Merrill Lynch 0-3 month U.S. Treasury Bill Index, both described above.

Beta is a measurement of a stock’s sensitivity to market movements.

Pzena Mid Cap Focused Value Fund
Portfolio Allocation
August 31, 2015 (Unaudited)

The portfolio’s holdings and allocations are subject to change.  The percentages are of total investments as of August 31, 2015.

Pzena Mid Cap Focused Value Fund
Schedule of Investments
August 31, 2015 (Unaudited)

COMMON STOCKS – 96.99%
			% of
	Shares	Fair Value	Net Assets

Consumer Discretionary – 14.61%
Dana Holding Corp.	4,200	$73,668	2.72%
Interpublic Group
of Companies, Inc.	3,925	74,104	2.73%
News Corp. (a)	6,150	83,825	3.09%
Omnicom Group, Inc.	1,375	92,097	3.40%
Staples, Inc.	5,100	72,471	2.67%
		396,165	14.61%

Energy – 6.78%
Apache Corp.	1,325	59,943	2.21%
Murphy Oil Corp.	2,600	80,600	2.97%
Superior Energy Services, Inc.	2,725	43,355	1.60%
		183,898	6.78%

Financials – 40.37%
Assurant, Inc.	900	66,915	2.47%
Axis Capital Holdings, Ltd (b)	1,950	109,199	4.03%
Comerica, Inc.	1,325	58,300	2.15%
Franklin Resources, Inc.	1,300	52,754	1.95%
Invesco, Ltd (b)	1,425	48,607	1.79%
KeyCorp	5,550	76,257	2.81%
Legg Mason, Inc.	1,025	45,438	1.68%
Primerica, Inc.	1,125	47,801	1.76%
Progressive Corp.	2,775	83,139	3.07%
Regions Financial Corp.	9,850	94,462	3.48%
Synovus Financial Corp.	1,825	55,535	2.05%
Torchmark Corp.	1,562	91,315	3.37%
Validus Holdings, Ltd (b)	1,700	75,276	2.78%
Voya Financial, Inc.	1,650	71,082	2.62%
Webster Financial Corp.	1,550	54,839	2.02%
Willis Group Holdings PLC (b)	1,470	63,342	2.34%
		1,094,261	40.37%

Health Care – 0.92%
WellCare Health Plans, Inc. (a)	275	24,934	0.92%

Industrials – 15.95%
AECOM Technology Corp. (a)	2,564	70,510	2.60%
Dover Corp.	800	49,560	1.83%
KBR, Inc.	3,950	68,888	2.54%
Owens Corning, Inc.	1,250	55,363	2.04%
Parker Hannifin Corp.	725	78,053	2.88%
Stanley Black & Decker, Inc.	600	60,912	2.25%
Terex Corp.	2,100	48,993	1.81%
		432,279	15.95%

Information Technology – 15.34%
Arrow Electronics, Inc. (a)	950	53,124	1.96%
Avnet, Inc.	2,750	116,600	4.30%
Flextronics
International, Ltd (a)(b)	5,650	59,382	2.19%
Genpact, Ltd. (a)	2,425	55,775	2.06%
Ingram Micro, Inc.	2,250	60,885	2.25%
ON Semiconductor Corp. (a)	7,325	69,990	2.58%
		415,756	15.34%

Utilities – 3.02%
Edison International	1,400	81,872	3.02%
Total Common Stocks
(Cost $2,774,651)		2,629,165	96.99%

REITS – 2.90%
Financials – 2.90%
Lamar Advertising Co.	1,475	78,677	2.90%
Total REITS (Cost $77,272)		78,677	2.90%

SHORT-TERM INVESTMENTS – 1.55%
Money Market Fund – 1.55%
Short Term Treasury Investment –
Institutional Class, 0.02% (c)	42,006	42,006	1.55%
Total Short-Term Investments
(Cost $42,006)		42,006	1.55%
Total Investments
(Cost $2,893,929) – 101.44%		2,749,848	101.44%
Liabilities in Excess
of Other Assets – (1.44)%		(39,013)	(1.44)%
TOTAL NET ASSETS – 100.00%		$2,710,835	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security.
(c)	Rate shown is the 7-day yield as of August 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Pzena Emerging Markets Focused Value Fund
Portfolio Allocation
August 31, 2015 (Unaudited)

The portfolio’s holdings and allocations are subject to change.  The percentages are of total investments as of August 31, 2015.

Pzena Emerging Markets Focused Value Fund
Schedule of Investments
August 31, 2015 (Unaudited)

COMMON STOCKS – 92.27%
			% of
	Shares	Fair Value	Net Assets

Brazil – 7.68%
Cia de Saneamento Basico
do Estrado de San Paulo	29,000	$126,342	1.00%
Petroleo Brasileiro S.A. (a)	84,900	213,500	1.69%
Randon SA Implementos
e Participacoes	139,650	117,060	0.93%
Telefonica Brasil S.A. – ADR	27,350	304,406	2.42%
Usinas Siderurgicas
de Minas Gerais S.A.	247,800	207,032	1.64%
		968,340	7.68%

China – 17.53%
Baoxin Auto Group, Ltd.	167,500	56,625	0.45%
China Agri-Industries
Holdings, Ltd. (a)	591,000	224,197	1.78%
China Construction Bank Corp.	396,000	278,476	2.21%
China Dongxiang Group Co.	456,000	113,558	0.90%
China Mobile, Ltd.	37,000	448,294	3.55%
China Power International
Development, Ltd.	548,000	364,860	2.89%
China Shenhua
Energy Co., Ltd.	168,500	292,210	2.32%
China Shineway
Pharmaceutical Group, Ltd.	51,000	61,200	0.48%
Dah Chong Hong
Holdings, Ltd.	153,000	55,277	0.44%
Dongfeng Motor
Group Co., Ltd.	252,000	253,624	2.01%
Kingboard Laminates
Holdings, Ltd.	158,500	62,990	0.50%
		2,211,311	17.53%

Czech Republic – 2.46%
CEZ	13,575	310,383	2.46%

Hong Kong – 3.69%
Pacific Basin Shipping, Ltd.	904,000	283,446	2.25%
Stella International
Holdings, Ltd.	49,000	120,887	0.96%
Texwinca Holdings, Ltd.	64,000	60,944	0.48%
		465,277	3.69%

Hungary – 4.34%
Magyar Telekom
Telecommunications PLC (a)	131,125	186,823	1.48%
OTP Bank PLC	18,675	360,138	2.86%
		546,961	4.34%

Malaysia – 2.56%
Genting Malaysia Berhad	342,900	323,306	2.56%

Poland – 2.53%
Cyfrowy Polsat S.A. (a)	53,275	319,146	2.53%

Qatar – 1.12%
Industries Qatar Q.S.C.	3,850	140,631	1.12%

Republic of Korea – 17.27%
Dongbu Insurance Co., Ltd.	4,240	190,715	1.51%
Hana Financial Group, Inc.	12,240	281,486	2.23%
Hyundai Heavy
Industries Co., Inc.	3,700	286,240	2.27%
KB Financial Group, Inc.	6,410	194,021	1.54%
KB Financial
Group, Inc. – ADR	850	25,423	0.20%
LG Electronics, Inc.	8,950	336,736	2.67%
POSCO	1,900	305,221	2.42%
Samsung Electronics Co., Ltd.	406	373,819	2.96%
Samsung Electronics
Co., Ltd. – GDR	114	52,611	0.42%
Shinhan Financial
Group Co., Ltd.	3,490	116,702	0.93%
Shinhan Financial
Group Co., Ltd. – ADR	450	15,107	0.12%
		2,178,081	17.27%

Russian Federation – 8.25%
Gazprom PAO – ADR	93,750	413,438	3.28%
Lukoil PJSC – ADR	8,950	337,594	2.67%
Rosneft Oil Co. – GDR	76,900	289,759	2.30%
		1,040,791	8.25%

South Africa – 4.39%
Aveng, Ltd. (a)	107,425	38,967	0.31%
Reunert, Ltd.	60,975	295,399	2.34%
Sasol	6,825	218,701	1.74%
		553,067	4.39%

The accompanying notes are an integral part of these financial statements.

Pzena Emerging Markets Focused Value Fund
Schedule of Investments (Continued)
August 31, 2015 (Unaudited)

COMMON STOCKS – 92.27% (Continued)
			% of
	Shares	Fair Value	Net Assets

Taiwan – 9.78%
Compal Electronics, Inc.	632,000	$369,068	2.93%
Compal Electronics,
Inc. – GDR (b)	11,925	34,869	0.28%
Hon Hai Precision
Industry Co., Ltd.	143,000	406,550	3.22%
Taiwan Semiconductor
Manufacturing Co., Ltd.	91,000	360,800	2.86%
Taiwan Semiconductor
Manufacturing Co., Ltd. – ADR	3,100	61,628	0.49%
		1,232,915	9.78%

Thailand – 2.42%
Bangkok Bank Public Co. Ltd.	9,900	45,433	0.36%
Bangkok Bank Public
Co., Ltd. – NVDR	56,700	260,208	2.06%
		305,641	2.42%

Turkey – 2.14%
Akbank T.A.S.	115,425	270,487	2.14%

United Arab Emirates – 3.00%
Abu Dhabi Commercial
Bank PJSC	37,250	81,133	0.64%
Union National Bank PJSC	183,550	297,338	2.36%
		378,471	3.00%

United States – 3.11%
Cognizant Technology
Solutions Corp. (a)	2,350	147,909	1.17%
Flextronics International,
Ltd. (a)	14,450	151,869	1.21%
Genpact, Ltd. (a)	4,025	92,575	0.73%
		392,353	3.11%

Total Common Stocks
(Cost $14,629,770)		11,637,161	92.27%

PARTICIPATORY NOTES – 6.54% (c)

India – 6.47%
Bank of Baroda	35,500	98,648	0.78%
Hindalco Industries Ltd.	129,675	156,133	1.24%
NTPC Ltd.	122,898	224,501	1.78%
National Hydroelectric
Power Corp., Ltd.	535,523	132,501	1.05%
Punjab National Bank	35,150	76,581	0.61%
State Bank of India	34,125	126,958	1.01%
		815,322	6.47%

United Arab Emirates – 0.07%
Abu Dhabi Commercial
Bank PJSC (a)	4,350	9,475	0.07%
Total Participatory Notes
(Cost $1,173,668)		824,797	6.54%
Total Investments
(Cost $15,803,438) – 98.81%		12,461,958	98.81%
Other Assets in Excess
of Liabilities – 1.19%		149,613	1.19%
TOTAL NET ASSETS – 100.00%		$12,611,571	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PJSC	Private Joint Stock Company
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)	Illiquid security: a security may be considered illiquid if it lacks a readily available market. As of August 31, 2015 the value of these investments was $34,869 or 0.28% of total net assets.
(c)
Participatory notes (“P-notes”) allow an indirect investment in foreign securities without registration in those markets. In addition to normal risks associated with direct investments, P-notes are also subject to counterparty risk. The performance results of P-notes will not exactly replicate the performance of the underlying securities due to transaction costs and other expenses.

The accompanying notes are an integral part of these financial statements.

Pzena Emerging Markets Focused Value Fund
Portfolio Diversification
August 31, 2015 (Unaudited)

		% of
	Value	Net Assets
COMMON STOCKS
Consumer Discretionary	$1,640,104	13.00%
Consumer Staples	224,197	1.78%
Energy	1,765,201	14.00%
Financials	2,416,667	19.16%
Health Care	61,200	0.48%
Industrials	1,161,743	9.21%
Information Technology	2,114,689	16.77%
Materials	512,253	4.06%
Telecommunication Services	939,522	7.45%
Utilities	801,585	6.36%
Total Common Stocks	11,637,161	92.27%

PARTICIPATORY NOTES
Financials	311,662	2.47%
Materials	156,133	1.24%
Utilities	357,002	2.83%
Total Participatory Notes	824,797	6.54%
Total Investments	12,461,958	98.81%
Other Assets in Excess of Liabilities	149,613	1.19%
Total Net Assets	$12,611,571	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Pzena Long/Short Value Fund
Portfolio Allocation
August 31, 2015 (Unaudited)

The portfolio’s holdings and allocations are subject to change.  The percentages are of total investments on long securities as of August 31, 2015.

Pzena Long/Short Value Fund
Schedule of Investments
August 31, 2015 (Unaudited)

COMMON STOCKS – 97.76%
			% of
	Shares	Fair Value	Net Assets

Consumer Discretionary – 12.11%
Coach, Inc. (d)	550	$16,638	0.41%
Dillard’s, Inc.	313	28,956	0.71%
Dollar General Corp.	487	36,277	0.89%
Ford Motor Co. (d)	3,844	53,316	1.30%
General Motors Co. (d)	1,259	37,065	0.90%
Interpublic Group
of Companies, Inc. (d)	5,042	95,192	2.32%
News Corp. (a)(d)	4,635	63,175	1.54%
Omnicom Group, Inc. (d)	1,096	73,410	1.79%
Staples, Inc. (d)	6,497	92,322	2.25%
		496,351	12.11%

Consumer Staples – 1.69%
Wal-Mart Stores, Inc.	1,068	69,132	1.69%

Energy – 8.05%
Baker Hughes, Inc. (d)	1,307	73,192	1.79%
BP PLC – ADR (b)(d)	1,334	44,742	1.09%
ConocoPhillips	325	15,974	0.39%
ExxonMobil Corp. (d)	1,325	99,693	2.43%
Murphy Oil Corp. (d)	560	17,360	0.42%
Royal Dutch Shell
PLC – ADR (b)(d)	753	39,849	0.97%
Superior Energy
Services, Inc. (d)	2,462	39,170	0.96%
		329,980	8.05%

Financials – 34.11%
Aflac, Inc. (d)	336	19,690	0.48%
American International
Group, Inc. (d)	1,403	84,656	2.06%
Assurant, Inc. (d)	781	58,067	1.42%
Axis Capital
Holdings Ltd. (b)(d)	1,267	70,952	1.73%
Bank of America Corp. (d)	5,086	83,105	2.02%
Citigroup, Inc. (d)	1,647	88,081	2.14%
Franklin Resources, Inc. (d)	1,375	55,798	1.36%
Genworth Financial, Inc. (a)	2,672	13,841	0.34%
Goldman Sachs Group, Inc. (d)	373	70,348	1.72%
JPMorgan Chase & Co. (d)	1,116	71,536	1.75%
Legg Mason, Inc. (d)	1,291	57,230	1.40%
Metlife, Inc. (d)	1,126	56,413	1.38%
Morgan Stanley (d)	2,034	70,071	1.71%
PartnerRe, Ltd (b)(d)	521	72,112	1.76%
PNC Financial Services
Group, Inc. (d)	713	64,969	1.59%
Progressive Corp. (d)	2,577	77,207	1.88%
Regions Financial Corp. (d)	1,951	18,710	0.46%
State Street Corp. (d)	1,057	76,019	1.85%
Torchmark Corp.	1,323	77,343	1.88%
UBS Group AG (b)(d)	1,947	40,283	0.98%
Validus Holdings, Ltd. (b)(d)	1,263	55,926	1.36%
Voya Financial, Inc. (d)	1,385	59,666	1.46%
Wells Fargo & Co. (d)	652	34,771	0.85%
White Mountains
Insurance Group, Ltd. (b)	30	21,579	0.53%
		1,398,373	34.11%

Health Care – 8.75%
Abbott Laboratories (d)	2,873	130,118	3.17%
Baxalta, Inc. (a)(d)	1,467	51,565	1.26%
Baxter International, Inc. (d)	904	34,759	0.85%
Cigna Corp. (d)	857	120,657	2.94%
McKesson Corp.	110	21,734	0.53%
		358,833	8.75%

Industrials – 9.17%
AECOM Technology
Corp. (a)(d)	1,601	44,028	1.07%
Cummins, Inc. (d)	302	36,769	0.90%
Dover Corp. (d)	473	29,302	0.71%
Owens Corning, Inc. (d)	1,309	57,976	1.41%
Parker Hannifin Corp. (d)	597	64,272	1.58%
Stanley Black & Decker, Inc.	525	53,298	1.30%
Terex Corp. (d)	1,812	42,274	1.03%
United Continental
Holdings, Inc. (a)	841	47,912	1.17%
		375,831	9.17%

Information Technology – 22.19%
Amdocs, Ltd (b)(d)	1,285	73,515	1.79%
Arrow Electronics, Inc. (a)(d)	360	20,131	0.49%
Avnet, Inc. (d)	2,592	109,900	2.69%
CDW Corp.	1,139	45,275	1.10%
Cisco Systems, Inc. (d)	1,946	50,362	1.23%
Corning, Inc. (d)	2,513	43,249	1.06%
Genpact, Ltd. (a)	1,071	24,633	0.60%
Hewlett-Packard Co. (d)	3,638	102,082	2.49%

The accompanying notes are an integral part of these financial statements.

Pzena Long/Short Value Fund
Schedule of Investments (Continued)
August 31, 2015 (Unaudited)

COMMON STOCKS – 97.76% (Continued)
			% of
	Shares	Fair Value	Net Assets

Information Technology – 22.19% (Continued)
Intel Corp. (d)	1,759	$50,202	1.22%
International Business
Machines Corp. (d)	137	20,261	0.49%
Jabil Circuit, Inc. (d)	2,162	41,835	1.02%
Microsoft Corp. (d)	2,008	87,388	2.13%
ON Semiconductor Corp. (a)(d)	9,005	86,043	2.10%
Oracle Corp. (d)	2,340	86,791	2.12%
Synopsys, Inc. (a)(d)	1,446	67,861	1.66%
		909,528	22.19%

Utilities – 1.69%
Edison International	1,184	69,240	1.69%
Total Common Stocks
(Cost $4,175,876)		4,007,268	97.76%

REITS – 6.05%

Financials – 6.05%
Hospitality Properties Trust (d)	1,982	50,977	1.24%
Lamar Advertising Co. (d)	2,744	146,365	3.58%
Senior Housing Properties Trust	3,215	50,476	1.23%
Total REITS (Cost $282,665)		247,818	6.05%

SHORT-TERM INVESTMENTS – 1.04%

Money Market Fund – 1.04%
ShortShort Term Treasury Investment –
Institutional Class, 0.02% (c)	42,510	42,510	1.04%
Total Short-Term Investments
(Cost $42,510)		42,510	1.04%
Total Investments
(Cost $4,501,051) – 104.85%		4,297,596	104.85%
Liabilities in Excess
of Other Assets – (4.85)%		(198,658)	(4.85)%
TOTAL NET ASSETS – 100.00%		$4,098,938	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
ADR	American Depository Receipt
(a)	Non Income Producing Security.
(b)	Foreign Issued Security.
(c)	Rate shown is the 7-day yield as of August 31, 2015.
(d)	All or a portion of the security has been pledged in connection with open short securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Pzena Long/Short Value Fund
Schedule of Securities Sold Short
August 31, 2015 (Unaudited)

COMMON STOCKS – 49.44%
			% of
	Shares	Fair Value	Net Assets

Consumer Discretionary – 9.47%
Chipotle Mexican Grill, Inc. (a)	30	$21,300	0.52%
Goodyear Tire & Rubber Co.	1,042	31,020	0.76%
GoPro, Inc. (a)	506	23,575	0.57%
Harman International
Industries, Inc.	292	28,540	0.70%
Hilton Worldwide
Holdings, Inc.	1,035	25,699	0.63%
Home Depot, Inc.	288	33,540	0.82%
Las Vegas Sands Corp.	546	25,242	0.62%
Lions Gate
Entertainment Corp. (b)	851	31,223	0.76%
MGM Resorts International (a)	1,400	28,602	0.70%
Restoration Hardware
Holdings Inc. (a)	327	30,241	0.74%
Tesla Motors, Inc. (a)	122	30,385	0.74%
The Walt Disney Co.	275	28,017	0.68%
Tiffany & Co.	346	28,459	0.69%
Wynn Resorts Ltd.	298	22,365	0.54%
		388,208	9.47%

Consumer Staples – 0.69%
Estee Lauder Companies, Inc.	355	28,319	0.69%

Energy – 5.19%
Cabot Oil & Gas Corp.	928	21,966	0.54%
Core Laboratories N.V. (b)	243	28,110	0.68%
Diamondback Energy, Inc. (a)	418	28,545	0.70%
EQT Corp.	395	30,739	0.75%
Pioneer Natural Resources Co.	248	30,519	0.74%
Range Resources Corp.	497	19,194	0.47%
Targa Resources Corp.	326	21,536	0.52%
Teekay Corp. (b)	877	32,238	0.79%
		212,847	5.19%

Financials – 2.06%
Charles Schwab Corp.	900	27,342	0.67%
SLM Corp. (a)	2,980	25,270	0.61%
TFS Financial Corp.	1,862	31,971	0.78%
		84,583	2.06%

Health Care – 8.74%
Agios Pharmaceuticals, Inc. (a)	348	30,067	0.73%
Alexion Pharmaceuticals,
Inc. (a)	172	29,617	0.72%
Align Technology, Inc. (a)	525	29,715	0.73%
Athenahealth, Inc. (a)	248	32,977	0.80%
Envision Healthcare
Holdings, Inc. (a)	701	28,720	0.70%
IDEXX Laboratories, Inc. (a)	322	23,013	0.56%
Illumina, Inc. (a)	131	25,887	0.63%
Intercept Pharmaceuticals,
Inc. (a)	107	20,304	0.50%
Puma Biotechnology, Inc. (a)	258	23,715	0.58%
Seattle Genetics, Inc. (a)	611	24,605	0.60%
Veeva Systems, Inc. (a)	1,212	31,391	0.77%
Vertex Pharmaceuticals, Inc. (a)	256	32,645	0.80%
West Pharmaceutical
Services, Inc.	454	25,356	0.62%
		358,012	8.74%

Industrials – 8.66%
FedEx Corp.	125	18,826	0.46%
Genesee & Wyoming, Inc. (a)	398	27,215	0.66%
HD Supply Holdings, Inc. (a)	903	29,799	0.73%
HEICO Corp.	569	28,962	0.71%
Hertz Global Holdings, Inc. (a)	1,468	27,055	0.66%
Hexcel Corp.	403	19,449	0.47%
Kansas City Southern	351	32,552	0.79%
Old Dominion
Freight Lines, Inc. (a)	467	31,051	0.76%
Robert Half International, Inc.	535	27,301	0.66%
The Middleby Corp. (a)	195	21,167	0.52%
Union Pacific Corp.	339	29,066	0.71%
United Parcel Service, Inc.	305	29,783	0.73%
Waste Connections, Inc.	692	32,912	0.80%
		355,138	8.66%

Information Technology – 9.82%
Arista Networks, Inc. (a)	371	27,747	0.68%
Aspen Technology, Inc. (a)	702	26,585	0.65%
Autodesk, Inc. (a)	552	25,806	0.63%
Cavium, Inc. (a)	309	21,018	0.51%
Cognex Corp.	619	22,012	0.54%
Computer Sciences Corp.	472	29,259	0.71%
EchoStar Corp. (a)	591	26,359	0.64%
Guidewire Software, Inc. (a)	556	31,086	0.76%
LinkedIn Corp. (a)	140	25,284	0.62%
NetSuite, Inc. (a)	324	28,787	0.70%
Pandora Media, Inc. (a)	1,367	24,524	0.60%

The accompanying notes are an integral part of these financial statements.

Pzena Long/Short Value Fund
Schedule of Securities Sold Short (Continued)
August 31, 2015 (Unaudited)

COMMON STOCKS – 49.44% (Continued)
			% of
	Shares	Fair Value	Net Assets

Information Technology – 9.82% (Continued)
Splunk, Inc. (a)	470	$29,126	0.71%
Ultimate Software
Group, Inc. (a)	170	29,952	0.73%
VMware, Inc. (a)	375	29,681	0.72%
Workday, Inc. (a)	361	25,364	0.62%
		402,590	9.82%

Materials – 4.09%
Air Products & Chemicals, Inc.	211	29,441	0.72%
International Paper Co.	656	28,300	0.69%
Monsanto Co.	257	25,096	0.61%
NewMarket Corp.	76	29,126	0.71%
Platform Specialty
Products Corp. (a)	1,349	25,820	0.63%
PolyOne Corp.	916	29,743	0.73%
		167,526	4.09%

Utilities – 0.72%
Aqua America, Inc.	1,156	29,316	0.72%
Total Common Stocks
(Proceeds $2,199,185)		2,026,539	49.44%

REITS – 6.76%

Financials – 6.76%
Boston Properties, Inc.	244	27,665	0.67%
Essex Property Trust, Inc.	95	20,389	0.50%
Kilroy Realty Corp.	460	29,835	0.73%
Plum Creek Timber
Company, Inc.	714	27,482	0.67%
Prologis, Inc.	708	26,904	0.66%
Public Storage	164	33,008	0.80%
Simon Property Group, Inc.	175	31,381	0.77%
SL Green Realty Corp.	253	26,188	0.64%
Taubman Centers, Inc.	395	27,251	0.66%
Vornado Realty Trust	310	27,029	0.66%
Total REITS
(Proceeds $297,612)		277,132	6.76%
TOTAL SECURITIES
SOLD SHORT
(Proceeds $2,496,797) – 56.20%		2,303,671	56.20%

Percentages are stated as a percent of net assets.

As of August 31, 2015 securities and cash collateral of $3,441,576 has been pledged in connection with open short securities.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Pzena Funds
Statements of Assets and Liabilities
August 31, 2015 (Unaudited)

	PZENA	PZENA	PZENA
	MID CAP	EMERGING MARKETS	LONG/SHORT
	FOCUSED VALUE	FOCUSED VALUE	VALUE
	FUND	FUND	FUND
ASSETS:
Investments in securities, at value
(cost $2,893,929, $15,803,438 and $4,501,051, respectively)	$2,749,848	$12,461,958	$4,297,596
Foreign currency, at value (cost $0, $7,605 and $0, respectively)	—	7,523	—
Deposits for short sales	—	—	2,255,826
Receivable for securities sold	—	270,713	—
Dividend and interest receivable	3,800	33,643	8,982
Return of capital receivable	—	10,658	—
Receivable for fund shares sold	88	135	36
Receivable from Advisor	15,026	3,598	21,210
Prepaid expenses	10,629	11,374	11,389
Total Assets	2,779,391	12,799,602	6,595,039
LIABILITIES:
Short securities, at value
(proceeds received $0, $0 and $2,496,797 respectively)	—	—	2,303,671
Dividend payable on short securities	—	—	1,154
Due to broker	—	—	115,597
Due to custodian	—	115,116	—
Currency payable	—	34	—
Distribution fees payable	3,834	4,085	3,534
Accrued administration and accounting expenses	22,152	23,834	22,719
Accrued transfer agent fees and expenses	11,203	9,885	9,937
Accrued custody expenses	1,083	9,187	14,137
Accrued compliance fees	2,437	2,437	2,437
Payable to trustees	1,872	1,783	1,862
Accrued expenses and other payables	25,975	21,670	21,053
Total Liabilities	68,556	188,031	2,496,101
NET ASSETS	$2,710,835	$12,611,571	$4,098,938
NET ASSETS CONSIST OF:
Capital stock	$2,768,174	$16,061,142	$4,435,496
Accumulated net investment income (loss)	6,102	160,276	(16,078)
Accumulated net realized gain (loss) on investments	80,640	(267,256)	(310,151)
Unrealized net appreciation (depreciation) on:
Investments	(144,081)	(3,342,591)	(203,455)
Securities sold short	—	—	193,126
Total Net Assets	$2,710,835	$12,611,571	$4,098,938
NET ASSETS
Investor Class:
Net assets	$1,073,933	$995,707	$957,579
Shares outstanding (unlimited number of shares authorized, no par value)	109,259	131,229	106,746
Net asset value, offering price and redemption price per share(1)	$9.83	$7.59	$8.97
Institutional Class:
Net assets	$1,636,902	$11,615,864	$3,141,359
Shares outstanding (unlimited number of shares authorized, no par value)	166,302	1,528,814	348,927
Net asset value, offering price and redemption price per share(1)	$9.84	$7.60	$9.00

(1)
A redemption fee of 1.00% is assessed against shares redeemed within 30 days of purchase for the Mid Cap Focused Value Fund and 60 days for the Emerging Markets Focused Value and Long/Short Value Fund.

The accompanying notes are an integral part of these financial statements.

Pzena Funds
Statements of Operations
For the six months ended August 31, 2015 (Unaudited)

	PZENA	PZENA	PZENA
	MID CAP	EMERGING MARKETS	LONG/SHORT
	FOCUSED VALUE	FOCUSED VALUE	VALUE
	FUND	FUND	FUND
INVESTMENT INCOME:
Dividend income(1)	$20,737	$292,897	$45,635
Interest income	14	71	5
Total investment income	20,751	292,968	45,640

EXPENSES:
Administration and accounting fees (Note 4)	42,346	50,813	45,371
Federal and state registration fees	19,320	20,157	19,648
Transfer agent fees and expenses (Note 4)	17,815	19,962	17,709
Investment advisory fees (Note 4)	11,281	79,554	31,321
Audit fees	10,133	10,133	10,133
Chief Compliance Officer fees and expenses (Note 4)	4,789	4,789	4,789
Trustees’ fees and expenses	4,033	4,033	4,033
Printing and mailing expense	3,578	3,704	3,578
Other expenses	3,124	3,629	3,383
Custody fees (Note 4)	2,782	23,876	57,770
Legal fees	2,151	2,781	2,151
Distribution fees – Investor Class (Note 5)	1,433	1,460	1,236
Total expenses before dividend expense on
securities sold short and interest expense	122,785	224,891	201,122
Dividend and interest expense on securities sold short	—	—	18,268
Interest expense	—	—	2,107
Total expenses before reimbursement from Advisor	122,785	224,891	221,497
Expense reimbursement from Advisor (Note 4)	(108,136)	(113,025)	(164,199)
Net expenses	14,649	111,866	57,298
NET INVESTMENT INCOME (LOSS)	6,102	181,102	(11,658)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on investments
Investments	87,732	(10,742)	29,644
Securities sold short	—	—	(150,856)
Change in unrealized appreciation (depreciation) on investments
Investments	(274,030)	(2,661,498)	(361,542)
Securities sold short	—	—	340,548
Net loss on investments	(186,298)	(2,672,240)	(142,206)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(180,196)	$(2,491,138)	$(153,864)

(1)   Net of foreign taxes withheld of $0, $30,772 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Pzena Mid Cap Focused Value Fund
Statements of Changes in Net Assets
August 31, 2015 (Unaudited)

	Six Months Ended	Period Ended
	August 31, 2015	February 28,
	(Unaudited)	2015 *
OPERATIONS:
Net investment income	$6,102	$4,057
Net realized gain on investments	87,732	55,537
Change in unrealized appreciation (depreciation) on investments	(274,030)	129,949
Net increase (decrease) in net assets resulting from operations	(180,196)	189,543

FROM DISTRIBUTIONS:
Net investment income – Institutional Class	—	(3,524)
Net investment income – Investor Class	—	(864)
Net realized gain on investments – Institutional Class	—	(31,545)
Net realized gain on investments – Investor Class	—	(30,753)
Net decrease in net assets resulting from distributions paid	—	(66,686)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	—	1,060,000
Proceeds from shares subscribed – Institutional Class	336,573	1,305,294
Net asset value of shares issued to shareholders
in payment of distributions declared – Investor Class	—	31,617
Net asset value of shares issued to shareholders
in payment of distributions declared – Institutional Class	—	35,069
Payments for shares redeemed – Institutional Class	(76)	(303)
Net increase in net assets derived from capital share transactions	336,497	2,431,677

TOTAL INCREASE IN NET ASSETS	156,301	2,554,534

NET ASSETS:
Beginning of period	2,554,534	—
End of period	$2,710,835	$2,554,534

Accumulated net investment income, end of period	$6,102	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	—	105,969
Shares sold – Institutional Class	32,540	130,150
Shares issued in reinvestments of dividends and distributions – Investor Class	—	3,290
Shares issued in reinvestments of dividends and distributions – Institutional Class	—	3,649
Shares redeemed – Institutional Class	(7)	(30)
Net increase in shares outstanding	32,533	243,028

*  The Funds commenced operations on March 31, 2014.

The accompanying notes are an integral part of these financial statements.

Pzena Emerging Markets Focused Value Fund
Statements of Changes in Net Assets
August 31, 2015 (Unaudited)

	Six Months Ended	Period Ended
	August 31, 2015	February 28,
	(Unaudited)	2015 *
OPERATIONS:
Net investment income	$181,102	$21,922
Net realized (loss) on investments	(10,742)	(261,105)
Change in unrealized (depreciation) on investments	(2,661,498)	(681,093)
Net (decrease) in net assets resulting from operations	(2,491,138)	(920,276)

FROM DISTRIBUTIONS:
Net investment income – Institutional Class	—	(23,922)
Net investment income – Investor Class	—	(1,934)
Net realized gain on investments – Institutional Class	—	(10,346)
Net realized gain on investments – Investor Class	—	(2,064)
Net decrease in net assets resulting from distributions paid	—	(38,266)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	—	1,337,000
Proceeds from shares subscribed – Institutional Class	244,017	15,863,215
Net asset value of shares issued to shareholders
in payment of distributions declared – Investor Class	—	3,998
Net asset value of shares issued to shareholders
in payment of distributions declared – Institutional Class	—	31,700
Payments for shares redeemed – Institutional Class	(1,418,679)	—
Net increase (decrease) in net assets derived from capital share transactions	(1,174,662)	17,235,913

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,665,800)	16,277,371

NET ASSETS:
Beginning of period	16,277,371	—
End of period	$12,611,571	$16,277,371

Accumulated net investment income (loss), end of period	$160,276	$(20,826)

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	—	130,769
Shares sold – Institutional Class	28,337	1,665,263
Shares issued in reinvestments of dividends and distributions – Investor Class	—	460
Shares issued in reinvestments of dividends and distributions – Institutional Class	—	3,648
Shares redeemed – Institutional Class	(168,434)	—
Net increase (decrease) in shares outstanding	(140,097)	1,800,140

*  The Funds commenced operations on March 31, 2014.

The accompanying notes are an integral part of these financial statements.

Pzena Long/Short Value Fund
Statements of Changes in Net Assets
August 31, 2015 (Unaudited)

	Six Months Ended	Period Ended
	August 31, 2015	February 28,
	(Unaudited)	2015 *
OPERATIONS:
Net investment (loss)	$(11,658)	$(22,616)
Net realized (loss) on investments	(121,212)	(56,954)
Change in unrealized appreciation (depreciation) on investments	(20,994)	10,665
Net (decrease) in net assets resulting from operations	(153,864)	(68,905)

FROM DISTRIBUTIONS:
Net investment income – Institutional Class	—	—
Net investment income – Investor Class	—	—
Net realized gain on investments – Institutional Class	—	(79,909)
Net realized gain on investments – Investor Class	—	(51,409)
Net decrease in net assets resulting from distributions paid	—	(131,318)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	—	1,012,000
Proceeds from shares subscribed – Institutional Class	181,073	5,622,022
Net asset value of shares issued to shareholders
in payment of distributions declared – Investor Class	—	51,409
Net asset value of shares issued to shareholders
in payment of distributions declared – Institutional Class	—	79,909
Payments for shares redeemed – Institutional Class	—	(2,493,388)
Net increase in net assets derived from capital share transactions	181,073	4,271,952

TOTAL INCREASE IN NET ASSETS	27,209	4,071,729

NET ASSETS:
Beginning of period	4,071,729	—
End of period	$4,098,938	$4,071,729

Accumulated net investment (loss), end of period	$(16,078)	$(4,420)

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	—	101,206
Shares sold – Institutional Class	19,684	566,305
Shares issued in reinvestments of dividends and distributions – Investor Class	—	5,540
Shares issued in reinvestments of dividends and distributions – Institutional Class	—	8,592
Shares redeemed – Institutional Class	—	(245,654)
Net increase in shares outstanding	19,684	435,989

*  The Funds commenced operations on March 31, 2014.

The accompanying notes are an integral part of these financial statements.

Pzena Long/Short Value Fund
Statement of Cash Flows

For the Six
Months Ended
August 31, 2015
(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(153,864)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(835,643)
Purchases to cover securities sold short	(1,527,370)
Proceeds from sales of long-term investments	697,570
Proceeds from securities sold short	1,558,997
Purchases of short-term investments, net	(25,332)
Return of capital distributions received from underlying investments	78,873
Net realized gain on investments	(29,644)
Net realized loss on short transactions	150,856
Change in unrealized depreciation on investments	361,542
Change in unrealized appreciation on short transactions	(340,548)
(Increases) decreases in operating assets:
Increase in dividends and interest receivable	(857)
Decrease in deposits at broker for short sales	221,937
Increase in receivable from Advisor	(1,496)
Decrease in prepaid expenses and other assets	6,744
Increases (decreases) in operating liabilities:
Decrease in dividends payable on short positions	(356)
Decrease in payable to broker	(356,781)
Increase in payable for distribution fees	1,237
Increase in payable to Trustees	45
Increase in other accrued expenses	12,688
Net cash used in operating activities	(181,402)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	181,037
Payment on shares redeemed	—
Net cash provided by financing activities	181,037

Net change in cash	(365)

CASH:
Beginning balance	365
Ending balance	$—

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$2,107
Non-cash financing activities-distributions reinvested	—
Non-cash financing activities – increase in receivable for Fund shares sold	36
Non-cash financing activities – decrease in payable for Fund shares redeemed	—

The accompanying notes are an integral part of these financial statements.

Pzena Mid Cap Focused Value Fund – Investor Class
Financial Highlights

For a share outstanding throughout each period

			For the Period
			March 31, 2014(1)
	Six Months Ended		through
	August 31, 2015		February 28, 2015
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.51		$10.00

Income (losses) from investment operations:
Net investment income	0.02		—
Net realized and unrealized gains (losses) on securities	(0.70)		0.81
Total from investment operations	(0.68)		0.81

Less distributions:
Dividends from net investment income	—		(0.01)
Dividends from net realized gains	—		(0.29)
Total distributions	—		(0.30)

Net asset value, end of period	$9.83		$10.51

TOTAL RETURN	(6.47	)%(2)	8.36	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000's)	$1,074		$1,148
Ratio of expenses to average net assets:
Before expense reimbursement	8.87	%(3)	11.32	%(3)
After expense reimbursement	1.10	%(3)	1.35	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(7.38	)%(3)	(9.94	)%(3)
After expense reimbursement	0.39	%(3)	0.03	%(3)
Portfolio turnover rate	16	%(2)(4)	22	%(2)(4)

(1)	The Fund commenced operations on March 31, 2014.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

Pzena Mid Cap Focused Value Fund – Institutional Class
Financial Highlights

For a share outstanding throughout each period

			For the Period
			March 31, 2014(1)
	Six Months Ended		through
	August 31, 2015		February 28, 2015
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.52		$10.00

Income (losses) from investment operations:
Net investment income	0.02		0.03
Net realized and unrealized gains (losses) on securities	(0.70)		0.81
Total from investment operations	(0.68)		0.84

Less distributions:
Dividends from net investment income	—		(0.03)
Dividends from net realized gains	—		(0.29)
Total distributions	—		(0.32)

Net asset value, end of period	$9.84		$10.52

TOTAL RETURN	(6.46	)%(2)	8.73	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000's)	$1,637		$1,407
Ratio of expenses to average net assets:
Before expense reimbursement	8.59	%(3)	10.94	%(3)
After expense reimbursement	1.00	%(3)	1.00	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(7.13	)%(3)	(9.56	)%(3)
After expense reimbursement	0.46	%(3)	0.38	%(3)
Portfolio turnover rate	16	%(2)(4)	22	%(2)(4)

(1)	The Fund commenced operations on March 31, 2014.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

Pzena Emerging Markets Focused Value Fund – Investor Class
Financial Highlights

For a share outstanding throughout each period

			For the Period
			March 31, 2014(1)
	Six Months Ended		through
	August 31, 2015		February 28, 2015
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$9.04		$10.00

Income (losses) from investment operations:
Net investment income	0.10		0.06
Net realized and unrealized (losses) on securities	(1.55)		(0.99)
Total from investment operations	(1.45)		(0.93)

Less distributions:
Dividends from net investment income	—		(0.01)
Dividends from net realized gains	—		(0.02)
Total distributions	—		(0.03)

Net asset value, end of period	$7.59		$9.04

TOTAL RETURN	(16.04	)%(2)	(9.28	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000's)	$996		$1,186
Ratio of expenses to average net assets:
Before expense reimbursement	3.05	%(3)	7.95	%(3)
After expense reimbursement	1.48	%(3)	1.75	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.62	%(3)	(5.50	)%(3)
After expense reimbursement	2.19	%(3)	0.70	%(3)
Portfolio turnover rate	15	%(2)(4)	13	%(2)(4)

(1)	The Fund commenced operations on March 31, 2014.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

Pzena Emerging Markets Focused Value Fund – Institutional Class
Financial Highlights

For a share outstanding throughout each period

			For the Period
			March 31, 2014(1)
	Six Months Ended		through
	August 31, 2015		February 28, 2015
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$9.04		$10.00

Income (losses) from investment operations:
Net investment income	0.11		0.03
Net realized and unrealized (losses) on securities	(1.55)		(0.93)
Total from investment operations	(1.44)		(0.90)

Less distributions:
Dividends from net investment income	—		(0.04)
Dividends from net realized gains	—		(0.02)
Total distributions	—		(0.06)

Net asset value, end of period	$7.60		$9.04

TOTAL RETURN	(15.93	)%(2)	(9.06	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000's)	$11,616		$15,092
Ratio of expenses to average net assets:
Before expense reimbursement	2.80	%(3)	4.48	%(3)
After expense reimbursement	1.40	%(3)	1.40	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.87	%(3)	(2.79	)%(3)
After expense reimbursement	2.27	%(3)	0.29	%(3)
Portfolio turnover rate	15	%(2)(4)	13	%(2)(4)

(1)	The Fund commenced operations on March 31, 2014.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

Pzena Long/Short Value Fund – Investor Class
Financial Highlights

For a share outstanding throughout each period

			For the Period
			March 31, 2014(1)
	Six Months Ended		through
	August 31, 2015		February 28, 2015
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$9.32		$10.00

Income (losses) from investment operations:
Net investment (loss)	(0.03)		(0.10)
Net realized and unrealized (losses) on investments	(0.32)		(0.07)
Total from investment operations	(0.35)		(0.17)

Less distributions:
Dividends from net investment income	—		—
Dividends from net realized gains	—		(0.51)
Total distributions	—		(0.51)

Net asset value, end of period	$8.97		$9.32

TOTAL RETURN	(3.76	)%(2)	(1.70	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000's)	$958		$995
Ratio of expenses to average net assets:
Before expense reimbursement	10.79	%(3)	14.15	%(3)
After expense reimbursement	2.80	%(3)	3.12	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(8.61	)%(3)(4)	(12.20	)%(3)(4)
After expense reimbursement	(0.62	)%(3)(4)	(1.17	)%(3)(4)
Portfolio turnover rate	16	%(2)(5)(6)	148	%(2)(5)(6)

(1)	The Fund commenced operations on March 31, 2014.
(2)	Not Annualized.
(3)	Annualized.
(4)	The net investment loss ratios include dividend and interest expense on short positions.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.
(6)	Consists of long-term investments only; excludes securities sold short.

The accompanying notes are an integral part of these financial statements.

Pzena Long/Short Value Fund – Institutional Class
Financial Highlights

For a share outstanding throughout each period

			For the Period
			March 31, 2014(1)
	Six Months Ended		through
	August 31, 2015		February 28, 2015
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$9.35		$10.00

Income (losses) from investment operations:
Net investment (loss)	(0.02)		(0.04)
Net realized and unrealized (losses) on investments	(0.33)		(0.10)
Total from investment operations	(0.35)		(0.14)

Less distributions:
Dividends from net investment income	—		—
Dividends from net realized gains	—		(0.51)
Total distributions	—		(0.51)

Net asset value, end of period	$9.00		$9.35

TOTAL RETURN	(3.74	)%(2)	(1.39	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000's)	$3,141		$3,077
Ratio of expenses to average net assets:
Before expense reimbursement	10.55	%(3)	13.32	%(3)
After expense reimbursement	2.73	%(3)	2.79	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(8.36	)%(3)(4)	(11.27	)%(3)(4)
After expense reimbursement	(0.54	)%(3)(4)	(0.74	)%(3)(4)
Portfolio turnover rate	16	%(2)(5)(6)	148	%(2)(5)(6)

(1)	The Fund commenced operations on March 31, 2014.
(2)	Not Annualized.
(3)	Annualized.
(4)	The net investment loss ratios include dividend and interest expense on short positions.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.
(6)	Consists of long-term investments only; excludes securities sold short.

The accompanying notes are an integral part of these financial statements.

Pzena Funds
Notes to Financial Statements
August 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

The Pzena Mid Cap Focused Value Fund (the “Mid Cap Fund”), Pzena Emerging Markets Focused Value Fund (the “Emerging Markets Fund”), and the Pzena Long/Short Value Fund (the “Long/Short Fund”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”  Each of the Funds is a diversified fund and commenced operations on March 31, 2014.  The primary investment objective for each of the Funds is to achieve long-term capital appreciation.  Currently, each of the Funds offers Investor Class & Institutional Class shares.  Each class of shares differs principally in its respective distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the policy of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ 2015 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions, Dividends and Distributions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Funds may make any additional payment of dividends or distributions if they deem it desirable at any other time during the year.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Funds are charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds proportionately based on allocation methods approved by the Board of Trustees (the “Board”).

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended February 28, 2015, the Fund’s most recent fiscal year end, the Funds made the following permanent tax adjustments on the Statements of Assets and Liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Mid Cap Focused Value Fund	331	(331)	—
Emerging Markets Focused Value Fund	(16,892)	17,001	(109)
Long/Short Value Fund	18,196	(667)	(17,529)

Pzena Funds
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

Redemption Fees – The Funds charge a 1% redemption fee to shareholders who redeem shares held for 30 days or less for the Mid Cap Focused Value Fund and 60 days for the Emerging Markets Focused Value Fund and the Long/Short Value Fund.  Such fees are retained by the applicable Fund and accounted for as an addition to paid-in capital.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of August 31, 2015, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

REITs – The Funds can make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  Each Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of each Fund’s distributions may also be designated as a return of capital.

Leverage and Short Sales – The Long/Short Value Fund may use leverage in connection with its investment activities and may effect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  The Fund may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.  The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short.  Such dividends and interest are recorded as an expense to the Fund.

Derivatives – The Funds have adopted the financial account reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s result of operations and financial position.  During the period ended August 31, 2015 the Funds did not hold any derivative instruments.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Pzena Funds
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Participatory Notes – Participatory notes are valued with an evaluated price provided by an independent pricing service.  These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price.  These securities will generally be classified in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Funds intend to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund’s Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust that comprises representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Pzena Funds
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Mid Cap Focused Value Fund’s securities as of August 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$396,165	$—	$—	$396,165
Energy	183,898	—	—	183,898
Financials	1,094,261	—	—	1,094,261
Health Care	24,934	—	—	24,934
Industrials	432,279	—	—	432,279
Information Technology	415,756	—	—	415,756
Utilities	81,872	—	—	81,872
Total Common Stocks	2,629,165	—	—	2,629,165
REITs	78,677	—	—	78,677
Short-Term Investments	42,006	—	—	42,006
Total Investments in Securities	$2,749,848	$—	$—	$2,749,848

Refer to the Fund’s Schedule of Investments for a detailed break-out of holdings by sector classifications.

Transfers between levels are recognized at the end of the reporting period.  The Fund recognized no transfers between levels at August 31, 2015.  There were no level 3 securities held in the Fund during the period ended August 31, 2015.

The following is a summary of the inputs used to value the Emerging Markets Focused Value Fund’s securities as of August 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$968,340	$—	$—	$968,340
China	2,211,311	—	—	2,211,311
Czech Republic	310,383	—	—	310,383
Hong Kong	465,277	—	—	465,277
Hungary	546,961	—	—	546,961
Malaysia	323,306	—	—	323,306
Poland	319,146	—	—	319,146
Qatar	140,631	—	—	140,631
Republic of Korea	2,178,081	—	—	2,178,081
Russian Federation	1,040,791	—	—	1,040,791
South Africa	553,067	—	—	553,067
Taiwan	1,232,915	—	—	1,232,915
Thailand	305,641	—	—	305,641
Turkey	270,487	—	—	270,487
United Arab Emirates	378,471	—	—	378,471
United States	392,353	—	—	392,353
Total Common Stocks	11,637,161	—	—	11,637,161
Participatory Notes
India	—	815,322	—	815,322
United Arab Emirates	—	9,475	—	9,475
Total Participatory Notes	—	824,797	—	824,797
Short-Term Investments	—	—	—	—
Total Investments in Securities	$11,637,161	$824,797	$—	$12,461,958

Refer to the Fund’s Schedule of Investments for a detailed break-out of holdings by sector classifications.

Pzena Funds
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

Transfers between levels are recognized at the end of the reporting period.  The Fund recognized no transfers between levels at August 31, 2015.  There were no level 3 securities held in the Fund during the period ended August 31, 2015.

The following is a summary of the inputs used to value the Long/Short Value Fund’s securities as of August 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$496,351	$—	$—	$496,351
Consumer Staples	69,132	—	—	69,132
Energy	329,980	—	—	329,980
Financials	1,398,373	—	—	1,398,373
Health Care	358,833	—	—	358,833
Industrials	375,831	—	—	375,831
Information Technology	909,528	—	—	909,528
Utilities	69,240	—	—	69,240
Total Common Stocks	4,007,268	—	—	4,007,268
REITs	247,818	—	—	247,818
Short-Term Investments	42,510	—	—	42,510
Total Investments in Securities	$4,297,596	$—	$—	$4,297,596

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock
Consumer Discretionary	$388,208	$—	$—	$388,208
Consumer Staples	28,319	—	—	28,319
Energy	212,847	—	—	212,847
Financials	84,583	—	—	84,583
Health Care	358,012	—	—	358,012
Industrials	355,138	—	—	355,138
Information Technology	402,590	—	—	402,590
Materials	167,526	—	—	167,526
Utilities	29,316	—	—	29,316
Total Common Stocks	2,026,539	—	—	2,026,539
REITs	277,132	—	—	277,132
Total Securities Sold Short	$2,303,671	$—	$—	$2,303,671

Refer to the Fund’s Schedule of Investments for a detailed break-out of holdings by sector classifications.

Transfers between levels are recognized at the end of the reporting period.  The Fund recognized no transfers between levels at August 31, 2015.  There were no level 3 securities held in the Fund during the period ended August 31, 2015.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Pzena Investment Management, LLC. (the “Advisor”) pursuant to which the Advisor is responsible for providing investment management services to each Fund.  The Advisor furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly management fee, based upon the average daily net assets of the Funds at the annual rates of:

Mid Cap Focused Value Fund	0.80%
Emerging Markets Focused Value Fund	1.00%
Long/Short Value Fund	1.50%

For the period ended August 31, 2015, the advisory fees incurred by each of the Funds were as follows: $11,281 for the Mid Cap Focused Value Fund, $79,554 for the Emerging Markets Focused Value Fund, and $31,321 for the Long/Short Value Fund. Advisory

Pzena Funds
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

fees payable at August 31, 2015 were $1,886, 11,507, and 5,245 respectively.  The amounts show on the Statement of Assets and Liabilities are net amounts due to/from the Advisor.

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Funds to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

Mid Cap Focused Value Fund
Investor Class	1.35%
Institutional Class	1.00%

Emerging Markets Focused Value Fund
Investor Class	1.75%
Institutional Class	1.40%

Long/Short Value Fund
Investor Class	2.10%
Institutional Class	1.75%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the period ended August 31, 2015, the Advisor reduced its fees in the amount of $108,136 for the Mid Cap Focused Value Fund, $113,025 for the Emerging Markets Focused Value Fund, and $164,199 for the Long/Short Value Fund. Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2018	2019	Total
Mid Cap Focused Value Fund	195,295	107,176	302,471
Emerging Markets Focused Value Fund	223,175	111,975	335,150
Long/Short Value Fund	270,679	163,280	433,959

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer, and transfer agent to the Funds.  U.S. Bank N.A. an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the period ended August 31, 2015, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Mid Cap Focused Value Fund
Administration & accounting	$42,346
Custody	$ 2,782
Transfer agency(a)	$16,635
Chief Compliance Officer	$ 4,789

(a) Does not include out-of-pocket expenses

Emerging Markets Focused Value Fund
Administration & accounting	$50,813
Custody	$23,876
Transfer agency(a)	$17,241
Chief Compliance Officer	$ 4,789

(a) Does not include out-of-pocket expenses

Pzena Funds
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

Long/Short Value Fund
Administration & accounting	$45,371
Custody	$57,770
Transfer agency(a)	$16,485
Chief Compliance Officer	$ 4,789

(a) Does not include out-of-pocket expenses

At August 31, 2015, the Funds had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Mid Cap Focused Value Fund
Administration & accounting	$22,152
Custody	$ 1,083
Transfer agency(a)	$ 8,895
Chief Compliance Officer	$ 2,437

(a) Does not include out-of-pocket expenses

Emerging Markets Focused Value Fund
Administration & accounting	$23,834
Custody	$ 9,187
Transfer agency(a)	$ 8,955
Chief Compliance Officer	$ 2,437

(a) Does not include out-of-pocket expenses

Long/Short Value Fund
Administration & accounting	$22,719
Custody	$14,137
Transfer agency(a)	$ 8,537
Chief Compliance Officer	$ 2,437

(a) Does not include out-of-pocket expenses

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended August 31, 2015, the Mid Cap Focused Value Fund, Emerging Markets Focused Value Fund, and Long/Short Value Fund incurred distribution expenses on their Investor Class shares of $1,433, $1,460, and $1,236, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Funds may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Investor Class shares.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders.  Services provided by such

Pzena Funds
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  During the six months ended August 31, 2015, the Advisor reimbursed the Mid Cap Focused Value Fund, Emerging Markets Focused Value Fund and the Long/Short Value Fund shareholder servicing fees in the amounts of $960, $1,050, and $919, respectively, which were a result of the Funds not fully utilizing the fees that have been earned in the fiscal year ended February 28, 2015.  These amounts will not be subject to be recaptured in the future.  Currently, the Funds are not incurring shareholder service fees, however, at any time the Advisor may elect to incur shareholder servicing fees for the purposes stated above.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the period ended August 31, 2015, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Mid Cap Focused Value Fund	$793,537	$444,030
Emerging Markets Focused Value Fund	$2,285,419	$2,984,068
Long/Short Value Fund	$835,643	$697,660

There were no purchases or sales of long-term U.S. Government securities.

NOTE 8 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of August 31, 2015:

	Mid Cap Focused Value Fund
	Investor Class	Institutional Class
Pzena Investment Management, Inc.	94%	62%
Pzena Investment Management LLC	—	28%

	Emerging Markets Focused Value Fund
	Investor Class	Institutional Class
Pzena Investment Management, Inc.	76%	—
ValueQuest Partners LLC	—	52%

	Long/Short Value Fund
	Investor Class	Institutional Class
Pzena Investment Management, Inc.	99%	31%
Pzena Investment Management LLC	—	48%

NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended August 31, 2015 and February 28, 2015 were as follows:

	Six Months Ended	Period Ended
	August 31, 2015	February 28, 2015
Mid Cap Focused Value Fund
Ordinary income	—	$66,686

	Six Months Ended	Period Ended
	August 31, 2015	February 28, 2015
Emerging Markets Focused Value Fund
Ordinary income	—	$38,267

	Six Months Ended	Period Ended
	August 31, 2015	February 28, 2015
Long/Short Value Fund
Ordinary income	—	$131,318

Pzena Funds
Expense Example
August 31, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs including sales charges (loads), if applicable; redemption fees, if applicable; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from March 1, 2015 to August 31, 2015.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Pzena Funds
Expense Example (Continued)
August 31, 2015 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
Investor Class	3/1/15	8/31/15	3/1/15 – 8/31/15
Actual
Mid Cap Focused Value Fund – Investor Class	$1,000.00	$ 935.30	$5.35
Emerging Markets Focused Value Fund – Investor Class	$1,000.00	$ 839.60	$6.84
Long/Short Value Fund – Investor Class	$1,000.00	$ 962.40	$9.03

Hypothetical (5% return before expenses)
Mid Cap Focused Value Fund – Investor Class	$1,000.00	$1,019.61	$5.58
Emerging Markets Focused Value Fund – Investor Class	$1,000.00	$1,017.70	$7.51
Long/Short Value Fund – Investor Class	$1,000.00	$1,015.94	$9.27

(1)
Expenses are equal to the Mid Cap Focused Value Fund’s expense ratio of 1.10%, the Emerging Markets Focused Value Fund’s expense ratio of 1.48%, and the Long/Short Value Fund’s expense ratio of 1.83%,  multiplied by the average account value over the period, multiplied by 184/366 days (to reflect the six-month period of operation).  The ending account values in the table are based on its actual total returns of the Investor Class shares of the Mid Cap Focused Value Fund, Emerging Markets Focused Value Fund, and the Long/Short Value Fund.  Each of the Fund’s Investor Class shares returned -6.47%, -16.04%, and -3.76% respectively.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(2)
Institutional Class	3/1/15	8/31/15	3/1/15 – 8/31/15
Actual
Mid Cap Focused Value Fund – Institutional Class	$1,000.00	$ 935.40	$4.86
Emerging Markets Focused Value Fund – Institutional Class	$1,000.00	$ 840.70	$6.48
Long/Short Value Fund – Institutional Class	$1,000.00	$ 962.60	$8.63

Hypothetical (5% return before expenses)
Mid Cap Focused Value Fund – Institutional Class	$1,000.00	$1,020.11	$5.08
Emerging Markets Focused Value Fund – Institutional Class	$1,000.00	$1,018.10	$7.10
Long/Short Value Fund – Institutional Class	$1,000.00	$1,016.34	$8.87

(2)
Expenses are equal to the Mid Cap Focused Value Fund’s expense ratio of 1.00%, the Emerging Markets Focused Value Fund’s expense ratio of 1.40%, and the Long/Short Value Fund’s expense ratio of 1.75%,  multiplied by the average account value over the period, multiplied by 184/366 days (to reflect the six-month period of operation).  The ending account values in the table are based on its actual total returns of the Institutional Class shares of the Mid Cap Focused Value Fund, Emerging Markets Focused Value Fund, and the Long/Short Value Fund.  Each of the Fund’s Institutional Class shares returned -6.46%, -15.93%, and -3.74% respectively.

Pzena Funds
Notice to Shareholders
August 31, 2015 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-PZN-1996 (1-844-796-1996) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2015

Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2015 is available without charge, upon request, by calling 1-844-PZN-1996 (1-844-796-1996). Furthermore, you can obtain a Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-844-PZN-1996 (1-844-796-1996).

Trustees and Officers

A Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-844-PZN-1996 (1-844-796-1996) or by visiting the Fund’s website at www.pzenafunds.com.

Householding

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-PZN-1996 (1-844-796-1996) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Investment Advisor
Pzena Investment Management, LLC
320 Park Avenue, 8th Floor
New York, New York 10022

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022-3205

Custodian
U.S. Bank N. A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

ZP-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*        /s/Douglas G. Hess
Douglas G. Hess, President

Date     November 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Douglas G. Hess
Douglas G. Hess, President

Date     November 9, 2015

By (Signature and Title)*        /s/Cheryl L. King
Cheryl L. King, Treasurer

Date     November 9, 2015

* Print the name and title of each signing officer under his or her signature.